Loss per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator
Net loss attributable to equity holders of the Company	SFr (16,833)	SFr (19,643)	SFr (34,346)	SFr (38,489)
Denominator
Weighted-average number of shares outstanding used to compute EPS basic attributable to equity holders	84,612,997	84,462,675	83,654,663	83,510,567
Weighted-average number of shares outstanding used to compute EPS diluted attributable to equity holders	84,612,997	84,462,675	83,654,663	83,510,567
Basic loss per share for the period attributable to equity holders	SFr (0.20)	SFr (0.23)	SFr (0.41)	SFr (0.46)
Diluted loss per share for the period attributable to equity holders	SFr (0.20)	SFr (0.23)	SFr (0.41)	SFr (0.46)
Antidilutive securities
Share options issued and outstanding (in-the-money)	97,875	149,457	97,875	174,408
Restricted share awards subject to future vesting	1,213,703	16,039	1,225,175	8,328